CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parantheticals) - shares	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position
Number of shares issued	187,389,732	158,689,732
Number of shares outstanding	187,389,732	158,689,732